Schedule of Property, Plant and Equipment (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Jun. 30, 2025 HKD ($)
IfrsStatementLineItems [Line Items]
Cost, beginning		$ 160,511,350	$ 157,561,947	$ 157,561,947
Additions		617,992		7,873,141
Written off		(2,124)		(4,923,738)
Cost, ending		161,127,218		160,511,350
Accumulated depreciation, beginning		105,455,035	75,813,639	75,813,639
Charge for the period		15,744,437		34,038,855
Written off		(815)		(4,397,459)
Accumulated depreciation, ending		121,198,657		105,455,035
December 31, 2024		4,549,381
Provision	$ 360,816	2,832,368		4,549,381
Impairment, ending balance		7,381,749		4,549,381
Net carrying amount	4,146,144			50,506,934	$ 32,546,812
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Cost, beginning		134,465,608	131,947,758	131,947,758
Additions		325,246		6,451,975
Written off				(3,934,125)
Cost, ending		134,790,854		134,465,608
Accumulated depreciation, beginning		88,493,784	63,171,268	63,171,268
Charge for the period		13,312,190		28,956,777
Written off				(3,634,261)
Accumulated depreciation, ending		101,805,974		88,493,784
December 31, 2024		4,549,381
Provision		2,832,368		4,549,381
Impairment, ending balance		7,381,749		4,549,381
Net carrying amount	3,261,587			41,422,443	25,603,131
Plant and machinery [member]
IfrsStatementLineItems [Line Items]
Cost, beginning		23,805,183	23,592,372	23,592,372
Additions		147,106		1,137,141
Written off		(2,124)		(924,330)
Cost, ending		23,950,165		23,805,183
Accumulated depreciation, beginning		15,807,153	11,852,964	11,852,964
Charge for the period		2,227,476		4,671,570
Written off		(815)		(717,381)
Accumulated depreciation, ending		18,033,814		15,807,153
December 31, 2024
Provision
Impairment, ending balance
Net carrying amount	753,685			7,998,030	5,916,351
Office Equipments [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning		2,220,559	2,021,817	2,021,817
Additions		115,640		264,025
Written off				(65,283)
Cost, ending		2,336,199		2,220,559
Accumulated depreciation, beginning		1,152,098	789,407	789,407
Charge for the period		200,771		408,508
Written off				(45,817)
Accumulated depreciation, ending		1,352,869		1,152,098
December 31, 2024
Provision
Impairment, ending balance
Net carrying amount	125,267			1,068,461	983,330
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Cost, beginning		20,000
Additions		30,000		20,000
Written off
Cost, ending		50,000		20,000
Accumulated depreciation, beginning		2,000
Charge for the period		4,000		2,000
Written off
Accumulated depreciation, ending		6,000		2,000
December 31, 2024
Provision
Impairment, ending balance
Net carrying amount	$ 5,605			$ 18,000	$ 44,000